SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, FOOTNOTES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Information of Parent, Long-term Debt [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 456,000,000	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Two	863,000,000	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Three	680,000,000	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Four	1,059,000,000	[1]
Long-term Debt, Maturities, Repayments of Principal in Year Five	822,000,000	[1]
Long-term Debt, Maturities, Repayments of Principal after Year Five	8,467,000,000	[1]
Debt Instrument, Unamortized Discount	21,000,000		17,000,000
Long-term debt	12,167,000,000		11,253,000,000
Current portion of long-term debt	(469,000,000)		(1,147,000,000)
Parent Company [Member]
Condensed Financial Information of Parent, Long-term Debt [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Year Two	750,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Three	600,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Four	500,000,000
Long-term Debt, Maturities, Repayments of Principal in Year Five	500,000,000
Long-term Debt, Maturities, Repayments of Principal after Year Five	2,300,000,000
Debt Instrument, Unamortized Discount	(9,000,000)		(9,000,000)
Long-term debt	4,666,000,000		4,117,000,000
Current portion of long-term debt	0		(800,000,000)
Build to suit lease	75,000,000		14,000,000
Rabbi trust investment gain (loss)	27,000,000		39,000,000	41,000,000
Other Long-term Debt, Due March 2014 [Member] | Parent Company [Member]
Condensed Financial Information of Parent, Long-term Debt [Line Items]
Long-term Debt, Gross	0		500,000,000
Debt Instrument, Interest Rate, Stated Percentage	2.00%
Other Long-term Debt, Variable Rate Notes Due March 2014 [Member] | Parent Company [Member]
Condensed Financial Information of Parent, Long-term Debt [Line Items]
Long-term Debt, Gross	0		300,000,000
Debt Instrument, Interest Rate, Stated Percentage	1.01%
Other Long-term Debt, Due June 2018 [Member] | Parent Company [Member]
Condensed Financial Information of Parent, Long-term Debt [Line Items]
Long-term Debt, Gross	500,000,000		500,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.15%
Other Long-term Debt, Due February 2019 [Member] | Parent Company [Member]
Condensed Financial Information of Parent, Long-term Debt [Line Items]
Long-term Debt, Gross	500,000,000		500,000,000
Debt Instrument, Interest Rate, Stated Percentage	9.80%
Other Long-term Debt, Due October 2039 [Member] | Parent Company [Member]
Condensed Financial Information of Parent, Long-term Debt [Line Items]
Long-term Debt, Gross	750,000,000		750,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Market Value Adjustment For Interest Rate Swap [Member] | Parent Company [Member]
Condensed Financial Information of Parent, Long-term Debt [Line Items]
Market Value Adjustment For Interest Rate Swap	0		12,000,000
Other Long Term Debt, Variable Rate Notes Due June 2016 [Member] | Parent Company [Member]
Condensed Financial Information of Parent, Long-term Debt [Line Items]
Long-term Debt, Gross	750,000,000		750,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.50%
Debt Instrument, Interest Rate at Period End	4.44%
Other Long Term Debt Due April 2017 [Member] | Parent Company [Member]
Condensed Financial Information of Parent, Long-term Debt [Line Items]
Long-term Debt, Gross	600,000,000		600,000,000
Debt Instrument, Interest Rate, Stated Percentage	2.30%
Other Long Term Debt, Due October 2022 [Member] | Parent Company [Member]
Condensed Financial Information of Parent, Long-term Debt [Line Items]
Long-term Debt, Gross	500,000,000		500,000,000
Debt Instrument, Interest Rate, Stated Percentage	2.875%
Other Long-term Debt, Due December 2023 [Member] | Parent Company [Member]
Condensed Financial Information of Parent, Long-term Debt [Line Items]
Long-term Debt, Gross	500,000,000		500,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.05%
Other Long-term Debt, Due June 2024 [Member] | Parent Company [Member]
Condensed Financial Information of Parent, Long-term Debt [Line Items]
Long-term Debt, Gross	$ 500,000,000		$ 0
Debt Instrument, Interest Rate, Stated Percentage	3.55%

[1]	Excludes capital lease obligations, build-to-suit lease and market value adjustments for interest rate swaps.